Income Taxes - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Operating Loss Carryforwards [Line Items]
Statutory US federal rate	21.00%	21.00%
Operating loss carryforwards	$ 99.5
Operating loss carryforwards with no expiration date	0.0
Valuation allowance	$ 36.0
Percentage Of Operating Loss Carryforward SetOff Against Annual Taxable Income	80.00%
Research Tax Credit Carryforward [Member]
Operating Loss Carryforwards [Line Items]
Tax Credit Carryforward Expiration Year	2030
Federal [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 15.0
Federal [Member] | Research Tax Credit Carryforward [Member]
Operating Loss Carryforwards [Line Items]
Tax credit carryforward, amount	2.5
State [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	61.6
State [Member] | Research Tax Credit Carryforward [Member]
Operating Loss Carryforwards [Line Items]
Tax credit carryforward, amount	$ 1.6
Minimum [Member] | Federal [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards Expiration Year	2033
Minimum [Member] | State [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards Expiration Year	2033
Maximum [Member] | Federal [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards Expiration Year	2037
Maximum [Member] | State [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards Expiration Year	2041